Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 1,334,980,000	$ 7,060,000	$ 40,530,000	$ 8,510,000	$ 1,391,080,000
CANADA
Total	837,130,000	7,060,000	24,770,000		868,960,000
CANADA | Government of Canada [Member]
Total	800,000,000				800,000,000
CANADA | Government of British Columbia [Member]
Total	32,120,000		600,000		32,720,000
CANADA | Citxw Nlaka'pamux Assembly [Member]
Total		3,080,000	9,940,000		13,020,000
CANADA | Lower Nicola Indian Band [Member]
Total		1,440,000	10,500,000		11,940,000
CANADA | District of Logan Lake [Member]
Total	3,620,000				3,620,000
CANADA | Nlaka'pamux Nation Tribal Council [Member]
Total		$ 2,540,000			2,540,000
CANADA | Stk'emlupsemc Te Secwepemc Nation [Member]
Total			1,010,000		1,010,000
CANADA | Government of Alberta [Member]
Total	1,110,000				1,110,000
CANADA | Cooks Ferry Indian Band [Member]
Total			1,040,000		1,040,000
CANADA | Kanaka Bar Indian Band [Member]
Total			890,000		890,000
CANADA | City of Kimberley [Member]
Total	280,000				280,000
CANADA | Tahltan Nation [Member]
Total			280,000		280,000
CANADA | Bonaparte First Nations [Member]
Total			250,000		250,000
CANADA | British Columbia Securities Commission [Member]
Total			160,000		160,000
CANADA | Government of Northwest Territories [Member]
Total			100,000		100,000
PERU
Total	218,090,000		10,190,000	8,510,000	236,790,000
PERU | Government of Peru [Member]
Total	218,090,000		10,190,000	$ 8,510,000	236,790,000
UNITED STATES
Total	216,280,000		2,400,000		218,680,000
UNITED STATES | Government of United States [Member]
Total	112,960,000				112,960,000
UNITED STATES | State of Alaska [Member]
Total	57,870,000		1,200,000		59,070,000
UNITED STATES | District of Northwest Arctic Borough [Member]
Total	44,430,000				44,430,000
UNITED STATES | State of Minnesota [Member]
Total			630,000		630,000
UNITED STATES | County of St. Louis [Member]
Total	480,000				480,000
UNITED STATES | State of California [Member]
Total	280,000				280,000
UNITED STATES | State of New Mexico [Member]
Total			190,000		190,000
UNITED STATES | State of Montana [Member]
Total	160,000				160,000
UNITED STATES | State of Arizona [Member]
Total			130,000		130,000
UNITED STATES | State of Oregon [Member]
Total			130,000		130,000
UNITED STATES | State of Washington [Member]
Total			120,000		120,000
UNITED STATES | County of Pend Oreille [Member]
Total	100,000				100,000
CHILE
Total	63,300,000		1,790,000		65,090,000
CHILE | Government of Chile [Member]
Total	60,990,000		1,790,000		62,780,000
CHILE | Municipality of Las Condes [Member]
Total	860,000				860,000
CHILE | Municipality of Andacollo [Member]
Total	820,000				820,000
CHILE | Municipality of Pica [Member]
Total	500,000				500,000
CHILE | Municipality of Iquique [Member]
Total	130,000				130,000
T?RKIYE
Total			700,000		700,000
T?RKIYE | Government of Turkiye [Member]
Total			700,000		700,000
AUSTRALIA
Total			370,000		370,000
AUSTRALIA | Government of Western Australia [Member]
Total			260,000		260,000
AUSTRALIA | Yamatji Marlpa Aboriginal Corporation [Member]
Total			110,000		110,000
MEXICO
Total			310,000		310,000
MEXICO | Government of Mexico [Member]
Total			$ 310,000		310,000
ARGENTINA
Total	180,000				180,000
ARGENTINA | Government of Argentina [Member]
Total	$ 180,000				$ 180,000